Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 6,298	£ 17,644	£ 20,410	£ 23,219
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	334	0	670	333
Licensing fees - opt-in payments and milestones achieved
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	14,437	0	17,786
Licensing fees - upfront payments and research funding (including term extension payments)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 5,964	£ 3,207	£ 19,740	£ 5,100